INVESTMENT INSTRUMENTS (Details Narrative) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Highly liquid financial instruments	[1]	$ 35,014	$ 381,009
Financial Investments Available-For-Sale [Member]
Disclosure of financial assets [line items]
Highly liquid financial instruments		15,775	351,537
Unrealized gain total		24,552	$ 14,248
Unrealized gain attributable to owners of parent		16,592
Unrealized gain attributable to non-controlling interests		$ 7,960

[1]	Corresponds to those financial instruments in the trading portfolio and available-for-sale portfolio with maturities that do not exceed three months from their dates of acquisition.